Borrowings - Summary of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	S/ 13,514	S/ 66,177
Non-current finance lease liabilities	19,974	62,132
GyM S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	4,523	40,107
Non-current finance lease liabilities	9,314	32,397
GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	4,034	4,013
Non-current finance lease liabilities	1,522	5,304
Viva GyM SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	3,488	4,439
Non-current finance lease liabilities	8,582	12,010
CONCARSA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities	1,469	1,777
Non-current finance lease liabilities	S/ 556	1,945
Adexus S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities		8,567
Non-current finance lease liabilities		4,363
GMI SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities		347
CAM Holding S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities		6,240
Non-current finance lease liabilities		5,692
CAM Servicios Peru S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Current finance lease liabilities		687
Non-current finance lease liabilities		S/ 421
Bottom of range [member] | GyM S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	0.40%
Date of maturity		2018
Bottom of range [member] | GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	0.25%
Date of maturity		2018
Bottom of range [member] | Viva GyM SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.79%
Date of maturity		2018
Bottom of range [member] | CONCARSA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	3.65%
Date of maturity		2018
Bottom of range [member] | Adexus S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	3.36%
Date of maturity		2018
Bottom of range [member] | GMI SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	5.56%
Bottom of range [member] | CAM Holding S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	3.01%
Bottom of range [member] | CAM Servicios Peru S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	6.79%
Top of range [member] | GyM S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	9.27%
Date of maturity	2023
Top of range [member] | GMP S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	4.50%
Date of maturity	2021
Top of range [member] | Viva GyM SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	8.46%
Date of maturity	2022
Top of range [member] | CONCARSA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	5.05%
Date of maturity	2020
Top of range [member] | Adexus S.A. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	12.31%
Date of maturity	2022
Top of range [member] | GMI SA [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	6.90%
Date of maturity	2018
Top of range [member] | CAM Holding S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	14.76%
Date of maturity	2018
Top of range [member] | CAM Servicios Peru S A [member]
Disclosure of finance lease and operating lease by lessor [line items]
Interest rate	7.75%
Date of maturity	2018